UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

Unlimited HFEQ Equity Long/Short ETF Tailored Shareholder Report

annual shareholder report August 31, 2026

Unlimited HFEQ Equity Long/Short ETF

TICKER: HFEQ (Listed on New York Stock Exchange LLC)

This annual shareholder report contains important information about the Unlimited HFEQ Equity Long/Short ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://unlimitedetfs.com/hfeq. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFEQ Equity Long/Short ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFEQ Equity Long/Short ETF	$109	0.96%

Cumulative Performance

(Initial Investment of $10,000)

Unlimited HFEQ Equity Long/Short ETF - $13,280
S&P 500® Total Return Index - $12,425
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
07/14/2025
07/31/2025
08/31/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026
05/31/2026
06/30/2026
07/31/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026	One Year	Since Inception (7/14/2025)
Unlimited HFEQ Equity Long/Short ETF	27.72%	28.49%
S&P 500® Total Return Index	20.38%	21.16%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://unlimitedetfs.com/hfeq for more recent performance information.

How Did the Fund Perform During the Reporting Period?

The Fund returned 27.72% during the fiscal year ended August 31, 2026, while the S&P 500 Total Return Index returned 20.38% during the same period. During the period, the Fund's largest positions were primarily in ex-U.S. equity markets which rallied partially amid strong corporate earnings, attractive valuations relative to U.S. equities, and strong demand for Asian technology.

What Factors Influenced Performance?

The Fund held positions that track the risk/return profile of the long/short equity hedge fund sub-strategy. The Fund held a diverse set of global equity positions in line with this objective, including ex-U.S. equities, factor ETFs, and sector ETFs. Global equities, factor ETFs, and certain sector ETFs performed well during the period, contributing to the Fund’s strong performance relative to its benchmark.

Unlimited HFEQ Equity Long/Short ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$18,891
Number of Holdings	21
Total Advisory Fee Paid	$177,892
Portfolio Turnover Rate	411%

What did the Fund invest in?

(as of August 31, 2026)

Sector Breakdown

(% of total net assets)

Top Investments	Notional Exposure % of notional value
Vanguard Morningstar Value ETF	11.4%
E-Mini Nasdaq 100 Index	10.0%
Vanguard Morningstar Mid-Cap ETF	7.6%
MSCI Emerging Markets Index	7.2%
State Street Materials Select Sector SPDR ETF	7.0%
MSCI EAFE Index	6.8%
Euro STOXX 50 Index	6.7%
State Street Industrial Select Sector SPDR ETF	6.1%
E-Mini S&P 500 Index	5.4%
E-Mini Russell 2000 Index	4.2%

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective January 2, 2026, the Fund changed the stock market exchange upon which the Fund’s shares are listed from the NYSE Arca, Inc. to the New York Stock Exchange LLC.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://unlimitedetfs.com/hfeq.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Unlimited HFGM Global Macro ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026

Unlimited HFGM Global Macro ETF

TICKER: HFGM (Listed on New York Stock Exchange LLC)

This annual shareholder report contains important information about the Unlimited HFGM Global Macro ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://unlimitedetfs.com/hfgm. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFGM Global Macro ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFGM Global Macro ETF	$103	0.95%

Cumulative Performance

(Initial Investment of $10,000)

Unlimited HFGM Global Macro ETF - $13,987
Bloomberg U.S. Aggregate Bond Index - $10,520
$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
04/14/2025
04/30/2025
05/31/2025
06/30/2025
07/31/2025
08/31/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026
05/31/2026
06/30/2026
07/31/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026	One Year	Since Inception (4/14/2025)
Unlimited HFGM Global Macro ETF	17.54%	27.51%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.74%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://unlimitedetfs.com/hfgm for more recent performance information.

How Did the Fund Perform During the Reporting Period?

The Fund returned 17.54% during the fiscal year ended August 31, 2026, while the Bloomberg U.S. Aggregate Bond Index returned 1.89% during the same period. During the period, the Fund’s largest exposures were long positions in global equities, precious metals, and global commodities, with strong corporate earnings supporting the equity rally and rising inflation expectations supporting the precious metals and commodity rallies.

What Factors Influenced Performance?

The Fund held positions that track the risk/return profile of the global macro hedge fund sub-strategy. The Fund held a diverse set of global asset positions in line with this objective during the period, including ex-U.S. stocks, a range of credit assets, and global commodities. Most of these assets rallied during the period, contributing to the Fund’s outperformance relative to its benchmark.

Unlimited HFGM Global Macro ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$150,603
Number of Holdings	34
Total Advisory Fee Paid	$1,017,495
Portfolio Turnover Rate	337%

What did the Fund invest in?

(as of August 31, 2026)

Sector Breakdown

(% of total net assets)

Top Investments	Notional Exposure % of notional value
iBoxx iShares $ High Yield Corporate Bond Index	10.0%
Australian Dollar/U.S. Dollar Cross Currency Rate	6.1%
MSCI Emerging Markets Index	4.2%
WTI Crude Oil	3.7%
Nikkei 225 Index	3.7%
E-Mini Russell 2000 Index	3.2%
Canadian Dollar/U.S. Dollar Cross Currency Rate	-4.1%
U.S. Treasury 5 Year Note	-7.2%
Japanese Yen/U.S. Dollar Cross Currency Rate	-10.0%
U.S. Treasury Long Bond	-12.8%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://unlimitedetfs.com/hfgm.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Unlimited HFMF Managed Futures ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026

Unlimited HFMF Managed Futures ETF

TICKER: HFMF (Listed on New York Stock Exchange LLC)

This annual shareholder report contains important information about the Unlimited HFMF Managed Futures ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://unlimitedetfs.com/hfmf. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFMF Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFMF Managed Futures ETF	$98	0.95%

Cumulative Performance

(Initial Investment of $10,000)

Unlimited HFMF Managed Futures ETF - $11,080
Bloomberg U.S. Aggregate Bond Index - $10,371
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
07/14/2025
07/31/2025
08/31/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026
05/31/2026
06/30/2026
07/31/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026	One Year	Since Inception (7/14/2025)
Unlimited HFMF Managed Futures ETF	6.74%	9.49%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.27%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://unlimitedetfs.com/hfmf for more recent performance information.

How Did the Fund Perform During the Reporting Period?

The Fund returned 6.74% during the fiscal year ended August 31, 2026, while the Bloomberg U.S. Aggregate Bond Index returned 1.89% during the same period. During the period, the Fund’s largest exposures were to U.S. equities and global commodities; strong corporate earnings supported equities, while rising oil prices supported commodity exposures.

What Factors Influenced Performance?

The Fund held positions that track the risk/return profile of the managed futures hedge fund sub-strategy. The Fund held a diverse set of positions in line with this objective, including U.S. equities, commodities, currencies, and government bonds. Strong equity and commodity performance were among the drivers of the Fund’s strong returns relative to its benchmark. Global currency exposure detracted from performance slightly.

Unlimited HFMF Managed Futures ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$25,838
Number of Holdings	16
Total Advisory Fee Paid	$151,452
Portfolio Turnover Rate	0%

What did the Fund invest in?

(as of August 31, 2026)

Sector Breakdown

(% of total net assets)

Top Investments	Notional Exposure % of notional value
WTI Crude Oil	6.9%
Nikkei 225 Index	5.1%
Australian Dollar/U.S. Dollar Cross Currency Rate	3.2%
Soybean	2.7%
Cboe Volatility Index	1.4%
Gold	1.3%
Canadian Dollar/U.S. Dollar Cross Currency Rate	-1.2%
Euro/U.S. Dollar Cross Currency Rate	-1.4%
Japanese Yen/U.S. Dollar Cross Currency Rate	-17.2%
U.S. Treasury Long Bond	-26.0%

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective January 2, 2026, the Fund changed the stock market exchange upon which the Fund’s shares are listed from the NYSE Arca, Inc. to the New York Stock Exchange LLC.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://unlimitedetfs.com/hfmf.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Unlimited HFND Multi-Strategy Return Tracker ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026

Unlimited HFND Multi-Strategy Return Tracker ETF

TICKER: HFND (Listed on New York Stock Exchange LLC)

This annual shareholder report contains important information about the Unlimited HFND Multi-Strategy Return Tracker ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://unlimitedetfs.com/hfnd. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFND Multi-Strategy Return Tracker ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFND Multi-Strategy Return Tracker ETF	$101	0.95%

Cumulative Performance

(Initial Investment of $10,000)

Unlimited HFND Multi-Strategy Return Tracker ETF - $13,526
Bloomberg U.S. Aggregate Bond Index - $11,674
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
10/10/2022
01/31/2023
05/31/2023
09/30/2023
01/31/2024
05/31/2024
09/30/2024
01/31/2025
05/31/2025
09/30/2025
01/31/2026
05/31/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026	One Year	Since Inception (10/10/2022)
Unlimited HFND Multi-Strategy Return Tracker ETF	11.99%	8.07%
Bloomberg U.S. Aggregate Bond Index	1.89%	4.06%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://unlimitedetfs.com/hfnd for more recent performance information.

How Did the Fund Perform During the Reporting Period?

The Fund returned 11.99% during the fiscal year ended August 31, 2026, while the Bloomberg U.S. Aggregate Bond Index returned 1.89% during the same period. During the period, the Fund’s largest exposures were to global equities and a range of credit assets, which rallied amid strong corporate earnings.

What Factors Influenced Performance?

The Fund held positions that track the risk/return profile of the hedge fund industry. The Fund held a diverse set of global asset positions in line with this objective during the period, including ex-U.S. stocks, a range of credit assets, and global commodities. Most of these assets rallied during the period, contributing to the Fund’s outperformance relative to its benchmark.

Unlimited HFND Multi-Strategy Return Tracker ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$38,540
Number of Holdings	42
Total Advisory Fee Paid	$312,531
Portfolio Turnover Rate	287%

What did the Fund invest in?

(as of August 31, 2026)

Sector Breakdown

(% of total net assets)

Top Investments	Notional Exposure % of notional value
iBoxx iShares $ High Yield Corporate Bond Index	23.5%
MSCI Emerging Markets Index	9.6%
Vanguard Morningstar Value ETF	5.4%
iShares J.P. Morgan EM High Yield Bond ETF	4.7%
Cboe Volatility Index	4.1%
E-Mini S&P 500 Index	3.9%
iShares Agency Bond ETF	3.8%
Vanguard Morningstar Growth ETF	3.5%
Vanguard Morningstar Mid-Cap ETF	3.4%
U.S. Treasury 5 Year Note	-21.6%

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective October 9, 2025, the Fund is classified as diversified. The Fund commenced operations as a non-diversified series of the Trust; however, the Fund continuously operated as diversified for three years and as of October 9, 2025 is classified as diversified.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://unlimitedetfs.com/hfnd.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Unlimited HFEQ Equity Long/Short ETF

	FYE 8/31/2026	FYE 8/31/2025
( a ) Audit Fees	$13,500	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Unlimited HFGM Global Macro ETF

	FYE 8/31/2026	FYE 8/31/2025
( a ) Audit Fees	$19,000	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,500	$3,000
( d ) All Other Fees	N/A	N/A

Unlimited HFMF Managed Futures ETF

	FYE 8/31/2026	FYE 8/31/2025
( a ) Audit Fees	$19,000	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,500	$3,000
( d ) All Other Fees	N/A	N/A

Unlimited HFND Multi-Strategy Return Tracker ETF

	FYE 8/31/2026	FYE 8/31/2025
( a ) Audit Fees	$19,000	$19,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,500	$6,500
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2026	FYE 8/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
August 31, 2026

Tidal Trust I
Unlimited HFEQ Equity Long/Short ETF	| HFEQ	| New York Stock Exchange LLC
Unlimited HFGM Global Macro ETF	| HFGM	| New York Stock Exchange LLC
Unlimited HFMF Managed Futures ETF	| HFMF	| New York Stock Exchange LLC
Unlimited HFND Multi-Strategy Return Tracker ETF	| HFND	| New York Stock Exchange LLC

Unlimited ETFs

Unlimited HFEQ Equity Long/Short ETF
Schedule of Investments
August 31, 2026

EXCHANGE TRADED FUNDS - 85.0%	Shares	Value
State Street Consumer Discretionary Select Sector SPDR ETF	10,813	$1,260,688
State Street Energy Select Sector SPDR ETF	5,510	352,420
State Street Industrial Select Sector SPDR ETF	12,440	2,178,617
State Street Materials Select Sector SPDR ETF	47,166	2,485,176
State Street SPDR S&P Biotech ETF	4,534	736,775
State Street SPDR S&P Retail ETF	9,189	791,173
State Street Utilities Select Sector SPDR ETF	15,002	633,534
Vanguard Morningstar Mid-Cap ETF	32,946	2,703,549
Vanguard Morningstar Value ETF	18,100	4,069,785
Vanguard U.S. Momentum Factor ETF	3,748	850,684

TOTAL EXCHANGE TRADED FUNDS (Cost $15,115,104)		16,062,401

SHORT-TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(a)	1,149,741	1,149,741

TOTAL SHORT-TERM INVESTMENTS (Cost $1,149,741)		1,149,741

TOTAL INVESTMENTS - 91.1% (Cost $16,264,845)		$17,212,142
Other Assets in Excess of Liabilities - 8.9%		1,678,440
TOTAL NET ASSETS - 100.0%		$18,890,582

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

Unlimited HFEQ Equity Long/Short ETF
Schedule of Futures Contracts
August 31, 2026

The Unlimited HFEQ Equity Long/Short ETF had the following futures contracts outstanding with StoneX Financial, Inc. as of August 31, 2026:

FUTURES CONTRACTS - (0.3)%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Cboe Volatility Index	83	09/16/2026	$1,374,505	$(116,511)
E-Mini Nasdaq 100 Index	6	09/18/2026	3,541,560	(45,796)
E-Mini Russell 2000 Index	10	09/18/2026	1,479,350	(7,923)
E-Mini S&P 500 Index	5	09/18/2026	1,924,750	18,724
E-Mini S&P Insurance Select Sector Industry Index	6	09/18/2026	1,067,295	44,195
Euro STOXX 50 Index	32	09/18/2026	2,392,714	46,890
MSCI EAFE Index	15	09/18/2026	2,421,600	63,553
MSCI Emerging Markets Index	30	09/18/2026	2,566,650	(60,759)
Nikkei 225 Index	2	09/10/2026	659,100	(11,059)
				(68,686)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
E-Mini S&P Real Estate Select Sector Index	(17)	09/18/2026	(918,425)	14,641

Net Unrealized Appreciation (Depreciation)				$(54,045)

The accompanying notes are an integral part of these financial statements.

Unlimited HFGM Global Macro ETF
Consolidated Schedule of Investments
August 31, 2026

EXCHANGE TRADED FUNDS - 8.8%	Shares	Value
iShares MSCI China ETF	53,609	$2,933,484
Vanguard Emerging Markets Government Bond ETF	157,925	10,413,575

TOTAL EXCHANGE TRADED FUNDS (Cost $13,173,586)		13,347,059

SHORT-TERM INVESTMENTS - 64.7%
Money Market Funds - 64.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(a) (b)	97,418,337	97,418,337

TOTAL SHORT-TERM INVESTMENTS (Cost $97,418,337)		97,418,337

TOTAL INVESTMENTS - 73.5% (Cost $110,591,923)		$110,765,396
Other Assets in Excess of Liabilities - 26.5%		39,837,923
TOTAL NET ASSETS - 100.0%		$150,603,319

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Unlimited HFGM Global Macro ETF
Consolidated Schedule of Futures Contracts
August 31, 2026

The Unlimited HFGM Global Macro ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of August 31, 2026:

FUTURES CONTRACTS - 0.8%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	640	09/14/2026	$45,843,200	$684,643
British Pound/U.S. Dollar Cross Currency Rate	139	09/14/2026	11,770,694	124,192
Cboe Volatility Index	612	09/16/2026	10,134,904	(845,816)
Cocoa(a)	12	12/15/2026	812,520	102,357
Copper(a)	58	12/29/2026	9,696,875	(154,627)
Corn(a)	44	12/14/2026	1,183,050	31,095
E-Mini Russell 2000 Index	163	09/18/2026	24,113,405	(222,086)
E-Mini S&P 500 Index	57	09/18/2026	21,942,150	230,822
Euro STOXX 50 Index	109	09/18/2026	8,150,183	157,545
Gold(a)	52	12/29/2026	23,303,800	726,056
iBoxx iShares $ High Yield Corporate Bond Index	402	12/01/2026	74,677,530	(5,879)
Live Cattle(a)	9	10/30/2026	765,630	3,001
London Metal Exchange - Aluminum(a)	38	09/16/2026	3,082,104	(111,666)
London Metal Exchange - Nickel(a)	12	09/16/2026	1,203,887	1,355
MSCI EAFE Index	76	09/18/2026	12,269,440	306,231
MSCI Emerging Markets Index	364	09/18/2026	31,142,020	224,868
Nikkei 225 Index	83	09/10/2026	27,352,650	(773,096)
Soybean(a)	181	11/13/2026	11,656,400	148,438
Sugar No. 11(a)	122	09/30/2026	2,433,558	52,757
U.S. Dollar Index	167	09/14/2026	16,597,295	(115,581)
U.S. Treasury 10 Year Note	3	12/21/2026	322,969	(2,892)
WTI Crude Oil(a)	325	09/22/2026	$27,872,000	$417,265
				978,982

The accompanying notes are an integral part of these financial statements.

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Arabica Coffee(a)	(29)	12/18/2026	(3,387,563)	32,519
Canadian Dollar/U.S. Dollar Cross Currency Rate	(426)	09/15/2026	(30,763,590)	(28,610)
Euro/U.S. Dollar Cross Currency Rate	(36)	09/14/2026	(5,230,125)	(19,714)
Japanese Yen/U.S. Dollar Cross Currency Rate	(958)	09/14/2026	(75,011,400)	(1,017,649)
London Metal Exchange - Aluminum(a)	(3)	09/16/2026	(243,324)	(235)
London Metal Exchange - Nickel(a)	(1)	09/16/2026	(100,324)	1,278
Swiss Franc/U.S. Dollar Cross Currency Rate	(41)	09/14/2026	(6,350,131)	24,285
U.S. Treasury 5 Year Note	(507)	12/31/2026	(53,591,484)	338,595
U.S. Treasury Long Bond	(879)	12/21/2026	(95,481,375)	944,921
				275,390

Net Unrealized Appreciation (Depreciation)				$1,254,372

(a)	All or a portion of the investment is a holding of the Unlimited HFGM Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Unlimited HFMF Managed Futures ETF
Consolidated Schedule of Investments
August 31, 2026

SHORT-TERM INVESTMENTS - 83.0%
Money Market Funds - 83.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(a) (b)	21,439,532	$21,439,532

TOTAL SHORT-TERM INVESTMENTS (Cost $21,439,532)		21,439,532

TOTAL INVESTMENTS - 83.0% (Cost $21,439,532)		$21,439,532
Other Assets in Excess of Liabilities - 17.0%		4,398,794
TOTAL NET ASSETS - 100.0%		$25,838,326

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Unlimited HFMF Managed Futures ETF
Consolidated Schedule of Futures Contracts
August 31, 2026

The Unlimited HFMF Managed Futures ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of August 31, 2026:

FUTURES CONTRACTS – (0.0)%(b)
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	32	09/14/2026	$2,292,160	$1,796
Cboe Volatility Index	62	09/16/2026	1,026,739	(77,329)
Copper(a)	5	12/29/2026	835,938	(8,245)
Corn(a)	4	12/14/2026	107,550	2,295
E-Mini S&P 500 Index	1	09/18/2026	384,950	459
Gold(a)	2	12/29/2026	896,300	12,246
Nikkei 225	11	09/10/2026	3,625,050	(56,049)
Soybean(a)	30	11/13/2026	1,932,000	17,168
Sugar No. 11(a)	16	09/30/2026	319,155	4,253
WTI Crude Oil(a)	57	09/22/2026	4,888,320	74,536
				(28,870)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Arabica Coffee(a)	(6)	12/18/2026	(700,875)	8,470
Canadian Dollar/U.S. Dollar Cross Currency Rate	(12)	09/15/2026	(866,580)	(761)
Euro/U.S. Dollar Cross Currency Rate	(7)	09/14/2026	(1,016,969)	(3,833)
Japanese Yen/U.S. Dollar Cross Currency Rate	(156)	09/14/2026	(12,214,800)	(154,703)
U.S. Treasury Long Bond	(170)	12/21/2026	$(18,466,250)	$175,483
				24,656

Net Unrealized Appreciation (Depreciation)				$(4,214)

(a)	All or a portion of the investment is a holding of the Unlimited HFMF Cayman Subsidiary.
(b)	Amount represents less than (0.1)% per share.

The accompanying notes are an integral part of these financial statements.

Unlimited HFND Multi-Strategy Return Tracker ETF
Consolidated Schedule of Investments
August 31, 2026

EXCHANGE TRADED FUNDS - 54.5%	Shares	Value
Invesco Senior Loan ETF	32,985	$678,501
iShares Agency Bond ETF	17,207	1,864,378
iShares Convertible Bond ETF	12,666	1,441,897
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,984	1,166,611
iShares J.P. Morgan EM High Yield Bond ETF	56,862	2,286,990
iShares MSCI Brazil ETF	362	13,043
iShares MSCI Mexico ETF	744	57,080
iShares MSCI South Korea ETF	199	35,991
State Street Consumer Discretionary Select Sector SPDR ETF	5,817	678,204
State Street Energy Select Sector SPDR ETF	3,311	211,772
State Street Financial Select Sector SPDR ETF	10,557	609,245
State Street Industrial Select Sector SPDR ETF	9,281	1,625,381
State Street Materials Select Sector SPDR ETF	26,950	1,419,996
State Street SPDR S&P Biotech ETF	2,196	356,850
State Street SPDR S&P Retail ETF	5,186	446,515
State Street Technology Select Sector SPDR ETF	4,823	899,489
State Street Utilities Select Sector SPDR ETF	8,928	377,029
Vanguard Emerging Markets Government Bond ETF	3,770	248,594
Vanguard Morningstar Growth ETF	19,465	1,717,592
Vanguard Morningstar Mid-Cap ETF	20,306	1,666,310
Vanguard Morningstar Value ETF	11,834	2,660,875
Vanguard U.S. Momentum Factor ETF	2,370	537,919

TOTAL EXCHANGE TRADED FUNDS (Cost $19,862,029)		21,000,262

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 39.3%
Money Market Funds - 39.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(a) (b)	15,149,461	$15,149,461

TOTAL SHORT-TERM INVESTMENTS (Cost $15,149,461)		15,149,461

TOTAL INVESTMENTS - 93.8% (Cost $35,011,490)		$36,149,723
Other Assets in Excess of Liabilities - 6.2%		2,390,403
TOTAL NET ASSETS - 100.0%		$38,540,126

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Unlimited HFND Multi-Strategy Return Tracker ETF
Consolidated Schedule of Futures Contracts
August 31, 2026

The Unlimited HFND Multi-Strategy Return Tracker ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of August 31, 2026:

FUTURES CONTRACTS - 0.1%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	9	09/14/2026	$644,670	$10,274
Bloomberg Commodity Index(a)	78	09/16/2026	1,102,652	69,942
British Pound/U.S. Dollar Cross Currency Rate	6	09/14/2026	508,087	5,977
Cboe Volatility Index	120	09/16/2026	1,987,236	(158,408)
E-Mini Russell 2000 Index	8	09/18/2026	1,183,480	(5,209)
E-Mini S&P 500 Index	5	09/18/2026	1,924,750	22,839
Euro STOXX 50 Index	22	09/18/2026	1,644,991	27,277
iBoxx iShares $ High Yield Corporate Bond Index	62	12/01/2026	11,517,430	(2,163)
MSCI EAFE Index	10	09/18/2026	1,614,400	39,450
MSCI Emerging Markets Index	55	09/18/2026	4,705,525	(56,991)
Nikkei 225 Index	2	09/10/2026	659,100	(11,034)
U.S. Dollar Index	2	09/14/2026	198,770	1,293
				(56,753)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(8)	09/15/2026	(577,720)	(551)
E-Mini S&P Real Estate Select Sector Index	(9)	09/18/2026	(486,225)	9,951
Japanese Yen/U.S. Dollar Cross Currency Rate	(17)	09/14/2026	(1,331,100)	(3,147)
Swiss Franc/U.S. Dollar Cross Currency Rate	(1)	09/14/2026	(154,881)	802
U.S. Treasury 10 Year Note	(1)	12/21/2026	(107,656)	$950
U.S. Treasury 5 Year Note	(100)	12/31/2026	(10,570,313)	66,536
U.S. Treasury Long Bond	(15)	12/21/2026	(1,629,375)	16,360
				90,901

Net Unrealized Appreciation (Depreciation)				$34,148

(a)	All or a portion of the investment is a holding of the Unlimited HFND Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Unlimited ETFs

August 31, 2026

	Unlimited HFEQ Equity Long/Short ETF	Unlimited HFGM Global Macro ETF (Consolidated)	Unlimited HFMF Managed Futures ETF (Consolidated)	Unlimited HFND Multi-Strategy Return Tracker ETF (Consolidated)
ASSETS:
Investments, at value (cost $16,264,845, $110,591,923, $21,439,532 and $35,011,490) (Note 2)	$17,212,142	$110,765,396	$21,439,532	$36,149,723
Deposit at broker for futures contracts	1,745,403	38,341,497	3,714,762	2,342,588
Unrealized appreciation on futures contracts	188,003	4,552,223	296,706	271,651
Interest receivable	2,430	369,071	60,674	43,761
Receivable for fund shares sold	–	–	645,960	–
Total assets	19,147,978	154,028,187	26,157,634	38,807,723

LIABILITIES:
Unrealized depreciation on futures contracts	242,048	3,297,851	300,920	237,503
Payable to adviser (Note 4)	15,348	127,017	18,388	30,094
Total liabilities	257,396	3,424,868	319,308	267,597
NET ASSETS	$18,890,582	$150,603,319	$25,838,326	$38,540,126

NET ASSETS CONSISTS OF:
Paid-in capital	$17,212,903	$148,260,194	$26,313,216	$36,214,279
Total distributable
earnings/(accumulated losses)	1,677,679	2,343,125	(474,890)	2,325,847
Total Net Assets	$18,890,582	$150,603,319	$25,838,326	$38,540,126

Net assets	$18,890,582	$150,603,319	$25,838,326	$38,540,126
Shares issued and outstanding(a)	785,000	4,780,000	1,200,000	1,580,000
Net asset value per share	$24.06	$31.51	$21.53	$24.39

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Unlimited ETFs
For the Year Ended August 31, 2026

	Unlimited HFEQ Equity Long/Short ETF	Unlimited HFGM Global Macro ETF (Consolidated)	Unlimited HFMF Managed Futures ETF (Consolidated)	Unlimited HFND Multi-Strategy Return Tracker ETF (Consolidated)
INVESTMENT INCOME:
Dividend income	$193,586	$1,220,658	$–	$476,285
Investment interest income	145,593	1,953,252	500,612	402,139
Broker interest income	–	382,905	–	–
Total investment income	339,179	3,556,815	500,612	878,424

EXPENSES:
Investment advisory fee (Note 4)	177,892	1,017,495	151,452	312,531
Other expenses and fees	1,357	–	–	–
Interest expense	891	2,634	579	152
Total expenses	180,140	1,020,129	152,031	312,683
NET INVESTMENT INCOME (LOSS)	159,039	2,536,686	348,581	565,741

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	559,500	(344,480)	350	451,788
Securities sold short	(581)	–	–	–
In-kind redemptions	446,146	119,231	–	911,080
Futures contracts	2,107,234	4,775,249	(537,071)	1,972,162
Foreign currency transactions	(2,092)	(3,411)	–	(774)
Net realized gain (loss)	3,110,207	4,546,589	(536,721)	3,334,256
Net change in unrealized appreciation (depreciation) on:
Investments	876,727	(559,749)	–	(168,483)
Foreign currency translations	(10,973)	9,888	1	1,034
Futures contracts	(20,419)	(44,274)	(63,186)	(240,868)
Net change in unrealized appreciation (depreciation)	845,335	(594,135)	(63,185)	(408,317)
Net realized and unrealized gain (loss)	3,955,542	3,952,454	(599,906)	2,925,939
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,114,581	$6,489,140	$(251,325)	$3,491,680

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Unlimited ETFs

	Unlimited HFEQ Equity Long/Short ETF		Unlimited HFGM Global Macro ETF (Consolidated)
	Year Ended August 31, 2026	Period Ended August 31, 2025(a)	Year Ended August 31, 2026	Period Ended August 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$159,039	$(698)	$2,536,686	$153,133
Net realized gain (loss)	3,110,207	(46,379)	4,546,589	1,128,684
Net change in unrealized appreciation (depreciation)	845,335	36,944	(594,135)	2,031,868
Net increase (decrease) in net assets resulting from operations	4,114,581	(10,133)	6,489,140	3,313,685

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,868,802)	–	(7,354,550)	–
Total distributions to shareholders	(1,868,802)	–	(7,354,550)	–

CAPITAL TRANSACTIONS:
Subscriptions	21,907,341	10,407,550	132,427,963	31,494,425
Redemptions	(15,659,955)	–	(15,767,344)	–
Net increase (decrease) in net assets from capital transactions	6,247,386	10,407,550	116,660,619	31,494,425

NET INCREASE (DECREASE) IN NET ASSETS	8,493,165	10,397,417	115,795,209	34,808,110

NET ASSETS:
Beginning of the period	10,397,417	–	34,808,110	–
End of the period	$18,890,582	$10,397,417	$150,603,319	$34,808,110

SHARE TRANSACTIONS
Subscriptions	980,000	500,000	4,110,000	1,170,000
Redemptions	(695,000)	–	(500,000)	–
Total increase (decrease) in shares outstanding	285,000	500,000	3,610,000	1,170,000

(a)	Inception date of the Fund was July 14, 2025.

(b)	Inception date of the Fund was April 14, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Unlimited ETFs

	Unlimited HFMF Managed Futures ETF (Consolidated)		Unlimited HFND Multi-Strategy Return Tracker ETF (Consolidated)
	Year Ended August 31, 2026	Period Ended August 31, 2025(a)	Year Ended August 31, 2026	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$348,581	$7,439	$565,741	$990,208
Net realized gain (loss)	(536,721)	2,934	3,334,256	1,065,978
Net change in unrealized appreciation (depreciation)	(63,185)	58,972	(408,317)	(184,042)
Net increase (decrease) in net assets resulting from operations	(251,325)	69,345	3,491,680	1,872,144

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(292,909)	–	(1,660,845)	(1,186,418)
Total distributions to shareholders	(292,909)	–	(1,660,845)	(1,186,418)

CAPITAL TRANSACTIONS:
Subscriptions	25,735,054	3,044,788	19,407,165	4,675,521
Redemptions	(2,466,627)	–	(11,299,482)	(14,832,677)
Net increase (decrease) in net assets from capital transactions	23,268,427	3,044,788	8,107,683	(10,157,156)

NET INCREASE (DECREASE) IN NET ASSETS	22,724,193	3,114,133	9,938,518	(9,471,430)

NET ASSETS:
Beginning of the period	3,114,133	–	28,601,608	38,073,038
End of the period	$25,838,326	$3,114,133	$38,540,126	$28,601,608

SHARE TRANSACTIONS
Subscriptions	1,160,000	150,000	820,000	210,000
Redemptions	(110,000)	–	(490,000)	(685,000)
Total increase (decrease) in shares outstanding	1,050,000	150,000	330,000	(475,000)

(a)	Inception date of the Fund was July 14, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Unlimited HFEQ Equity Long/Short ETF
	Year Ended August 31, 2026	Period Ended August 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.80	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.19	0.00(d)
Net realized and unrealized gain (loss)(e)	5.27	0.80
Total from investment operations	5.46	0.80

LESS DISTRIBUTIONS FROM:
Net investment income	(1.06)	–
Net realized gains	(1.14)	–
Total distributions	(2.20)	–

Net asset value, end of period	$24.06	$20.80
TOTAL RETURN(f)	27.72%	3.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,891	$10,397
Ratio of expenses to average net assets(g)(h)	0.96%	0.95%
Ratio of interest expense to average net assets(g)(h)	0.01%	—%
Ratio of operational expenses to average net assets excluding interest expense(g)(h)	0.95%	0.95%
Ratio of net investment income to average net assets(g)(c)	0.85%	(0.12)%
Portfolio turnover rate(f)(i)	411%	125%

(a)	Inception date of the Fund was July 14, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.

(e)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.

(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights

For a share outstanding throughout the periods presented

	Unlimited HFGM Global Macro ETF
	Year Ended August 31, 2026	Period Ended August 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$29.75	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.76	0.25
Net realized and unrealized gain (loss)(d)	4.24	4.50
Total from investment operations	5.00	4.75

LESS DISTRIBUTIONS FROM:
Net investment income	(1.75)	–
Net realized gains	(1.49)	–
Total distributions	(3.24)	–

Net asset value, end of period	$31.51	$29.75
TOTAL RETURN(e)	17.54%	19.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$150,603	$34,808
Ratio of expenses to average net assets(f)(g)	0.95%	0.95%
Ratio of interest expense to average net assets(f)(g)	0.00%(h)	—%
Ratio of operational expenses to average net assets excluding interest expense(f)(g)	0.95%	0.95%
Ratio of net investment income to average net assets(f)(c)	2.37%	2.42%
Portfolio turnover rate(e)(i)	337%	65%

(a)	Inception date of the Fund was April 14, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.

(h)	Amount represents less than 0.005%.

(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights

For a share outstanding throughout the periods presented

	Unlimited HFMF Managed Futures ETF
	Year Ended August 31, 2026	Period Ended August 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.76	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(h)	0.49	0.09
Net realized and unrealized gain (loss)(c)	0.89	0.67
Total from investment operations	1.38	0.76

LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	–
Net realized gains	(0.25)	–
Total distributions	(0.61)	–

Net asset value, end of period	$21.53	$20.76
TOTAL RETURN(d)	6.74%	3.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,838	$3,114
Ratio of expenses to average net assets(e)(i)	0.95%	0.95%
Ratio of interest expense to average net assets(e)(i)	0.00%(f)	—%
Ratio of operational expenses to average net assets excluding interest expense(e)(i)	0.95%	0.95%
Ratio of net investment income to average net assets(e)(h)	2.19%	3.41%
Portfolio turnover rate(d)(g)	0%	0%

(a)	Inception date of the Fund was July 14, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The amount does not include net investment income of the exchange traded funds in which the Fund invests.

(i)	This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights

For a share outstanding throughout the periods presented

	Unlimited HFND Multi-Strategy Return Tracker ETF
	Year Ended	Year Ended	Year Ended	Period Ended
	August 31, 2026	August 31, 2025	August 31, 2024	August 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.88	$22.07	$20.60	$20.00
	–	–	–	–
INVESTMENT OPERATIONS:	–	–	–
Net investment income (loss)(b)(c)	0.41	0.69	0.62	0.15
Net realized and unrealized gain (loss)(d)	2.25	0.92	1.14	0.54
Total from investment operations	2.66	1.61	1.76	0.69

LESS DISTRIBUTIONS FROM:
Net investment income	(0.92)	(0.80)	(0.29)	(0.09)
Net realized gains	(0.23)	–	–	–
Total distributions	(1.15)	(0.80)	(0.29)	(0.09)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	–	–	–	0.00(e)
Net asset value, end of period	$24.39	$22.88	$22.07	$20.60
TOTAL RETURN(f)	11.99%	7.46%	8.64%	3.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$38,540	$28,602	$38,073	$39,144
Ratio of expenses to average net assets(g)(h)	0.95%	1.16%	1.83%	2.67%
Ratio of dividend, interest, and tax expenses to average net assets(g)(h)	0.00%(i)	0.21%	0.88%	1.72%
Ratio of operational expenses to average net assets excluding dividends, interest, and tax expenses(g)(h)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(g)(c)	1.72%	3.13%	2.96%	0.81%
Portfolio turnover rate(f)(j)	287%	295%	340%	232%

(a)	Inception date of the Fund was October 10, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.

(i)	Amount represents less than 0.005%.

(j)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

August 31, 2026

NOTE 1 - ORGANIZATION

The Unlimited ETFs (defined below) (each a “Fund”, and collectively, the “Funds”) are each a series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Unlimited HFND Multi- Strategy Return Tracker ETF is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Unlimited HFND Multi-Strategy Return Tracker ETF was previously classified as non-diversified but has operated in a diversified manner for at least three years and is now considered diversified under the 1940 Act. The Unlimited HFEQ Equity Long/Short ETF, the Unlimited HFGM Global Macro ETF, and the Unlimited HFMF Managed Futures ETF are each classified as non-diversified under the 1940 Act. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the 1940 Act, as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”) serves as investment sub-adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

Fund:	Commencement Date:
Unlimited HFEQ Equity Long/Short ETF (the “HFEQ ETF”)	July 14, 2025
Unlimited HFGM Global Macro ETF (the “HFGM ETF”)	April 14, 2025
Unlimited HFMF Managed Futures ETF (the “HFMF ETF”)	July 14, 2025
Unlimited HFND Multi-Strategy Return Tracker ETF (the “HFND ETF”)	October 10, 2022

The investment objective for each Fund is to seek capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Notes to Financial Statements

August 31, 2026

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements

August 31, 2026

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2026:

HFEQ ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$16,062,401	$–	$–	$16,062,401
Money Market Funds	1,149,741	–	–	1,149,741
Total Investments	$17,212,142	$–	$–	$17,212,142

Assets:
Other Financial Instruments:(a)
Futures Contracts	188,003	–	–	188,003
Total Other Financial Instruments	$188,003	$–	$–	$188,003
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(242,048)	–	–	(242,048)
Total Other Financial Instruments	$(242,048)	$–	$–	$(242,048)

HFGM ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$13,347,059	$–	$–	$13,347,059
Money Market Funds	97,418,337	–	–	97,418,337
Total Investments	$110,765,396	$–	$–	$110,765,396
Assets:
Other Financial Instruments:(a)
Futures Contracts	4,552,223	–	–	4,552,223
Total Other Financial Instruments	$4,552,223	$–	$–	$4,552,223
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(3,297,851)	–	–	(3,297,851)
Total Other Financial Instruments	$(3,297,851)	$–	$–	$(3,297,851)

HFMF ETF
	Level 1	Level 2	Level 3	Total
Investments:
Money Market Funds	$21,439,532	$–	$–	$21,439,532
Total Investments	$21,439,532	$–	$–	$21,439,532
Assets:
Other Financial Instruments:(a)
Futures Contracts	296,706	–	–	296,706
Total Other Financial Instruments	$296,706	$–	$–	$296,706
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(300,920)	–	–	(300,920)
Total Other Financial Instruments	$(300,920)	$–	$–	$(300,920)

HFND ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$21,000,262	$–	$–	$21,000,262
Money Market Funds	15,149,461	–	–	15,149,461
Total Investments	$36,149,723	$–	$–	$36,149,723
Assets:
Other Financial Instruments:(a)
Futures Contracts	271,651	–	–	271,651
Total Other Financial Instruments	$271,651	$–	$–	$271,651

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(237,503)	–	–	(237,503)
Total Other Financial Instruments	$(237,503)	$–	$–	$(237,503)

(a) The fair value of each Fund’s Other Financial Instruments represents the unrealized appreciation (depreciation) as of August 31, 2026.

Notes to Financial Statements

August 31, 2026

Refer to the Schedules of Investments for further disaggregation of investment categories.

Derivative Instruments - The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use futures contracts and purchased options on futures (types of derivatives), how they are accounted for and how they affect an entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

During the fiscal year ended August 31, 2026, HFGM ETF and HFND ETF purchased put options on S&P 500 E-mini futures. Purchased put options give the holder the right to sell the underlying futures contract at a specified exercise price. Premiums paid are recorded as investments and subsequently valued at fair value, with changes in value reflected in unrealized appreciation or depreciation. Upon closing or expiration, the resulting gain or loss is recognized as realized.

All purchased put option positions were closed during the fiscal year, and neither Fund had purchased put options outstanding at August 31, 2026. Average notional amounts were calculated by dividing the sum of month end outstanding notional amounts by the number of month ends on which positions were outstanding during the fiscal year: three month ends for HFGM ETF and two month ends for HFND ETF. Months with no outstanding positions were excluded. The resulting average notional amounts were as follows:

Fund	Instrument	Average Notional Amount
HFGM ETF	Purchased put options on futures	$1,542,243
HFND ETF	Purchased put options on futures	381,157

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. Each Fund’s average notional value of futures contracts outstanding during the fiscal year ended August 31, 2026 were:

Fund	Instrument	Average Notional Amount
HFEQ ETF	Open Long Futures Contracts	$21,412,767
	Open Short Futures Contracts	(2,279,247)
HFGM ETF	Open Long Futures Contracts	271,590,469
	Open Short Futures Contracts	(136,311,030)
HFMF ETF	Open Long Futures Contracts	19,264,886
	Open Short Futures Contracts	(13,331,389)
HFND ETF	Open Long Futures Contracts	23,426,646
	Open Short Futures Contracts	(10,705,283)

Notes to Financial Statements

August 31, 2026

The following tables show the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair value of derivative instruments as of August 31, 2026:

		Asset Derivatives		Liability Derivatives
Fund	Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
HFEQ ETF	Futures Contracts	Unrealized appreciation on futures contracts		Unrealized depreciation on futures contracts
	Commodities Risk		$-		$-
	Equities Risk		188,003		242,048
	Foreign Exchange Currencies Risk		-		-
	Interest Rate Risk		-		-
	Total Futures Contracts		$188,003		$242,048
HFGM ETF(a)	Futures Contracts
	Commodities Risk		$1,516,120		$266,528
	Equities Risk		919,467		1,846,877
	Foreign Exchange Currencies Risk		833,120		1,181,554
	Interest Rate Risk		1,283,516		2,892
	Total Futures Contracts		$4,552,223		$3,297,851
HFMF ETF(a)	Futures Contracts
	Commodities Risk		$118,967		$8,245
	Equities Risk		459		133,378
	Foreign Exchange Currencies Risk		1,796		159,297
	Interest Rate Risk		175,484		-
	Total Futures Contracts		$296,706		$300,920
HFND ETF(a)	Futures Contracts
	Commodities Risk		69,942		$-
	Equities Risk		99,517		233,805
	Foreign Exchange Currencies Risk		18,346		3,698
	Interest Rate Risk		83,846		-
	Total Futures Contracts		$271,651		$237,503

(a) Consolidated Statement of Assets and Liabilities

Notes to Financial Statements

August 31, 2026

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the fiscal year ended August 31, 2026:

Fund	Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

HFEQ ETF	Futures Contracts	Net realized and unrealized gain (loss) on futures and option contracts
	Commodities Risk		$-	$-
	Equities Risk		2,107,234	(20,419)
	Foreign Exchange Currencies Risk		-	-
	Interest Rate Risk		-	-
	Total Futures Contracts		$2,107,234	$(20,419)
HFGM ETF(a)	Futures Contracts
	Commodities Risk		$5,198,738	$636,031
	Equities Risk		5,880,833	(1,515,536)
	Foreign Exchange Currencies Risk		(6,806,312)	(469,729)
	Interest Rate Risk		501,990	1,304,960
	Total Futures Contracts		$4,775,249	$(44,274)
	Purchased Options Contracts on Futures Equities Risk		$(753,290)	$-
HFMF ETF(a)	Futures Contracts
	Commodities Risk		$1,041,996	$85,192
	Equities Risk		(328,236)	(152,159)
	Foreign Exchange Currencies Risk		(1,132,647)	(171,703)
	Interest Rate Risk		(118,184)	175,484
	Total Futures Contracts		$(537,071)	$(63,186)
HFND ETF(a)	Futures Contracts
	Commodities Risk		$859,818	$10,128
	Equities Risk		1,181,053	(357,323)
	Foreign Exchange Currencies Risk		(227,392)	1,922
	Interest Rate Risk		158,683	104,405
	Total Futures Contracts		$1,972,162	$(240,868)
	Purchased Options Contracts on Futures Equities Risk		$(138,314)	$-

(a) Consolidated Statement of Operations

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

Notes to Financial Statements

August 31, 2026

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of August 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the State of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. The Subsidiaries (defined below) are exempted Cayman investment companies and as such are not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiaries are controlled foreign corporations not subject to U.S. income taxes. As wholly-owned controlled foreign corporations, the Subsidiaries’ net income and capital gains, if any, will be included each year in the Funds’ investment company taxable income.

Futures Contracts - The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds, commodities, foreign Government bonds, foreign stock indexes, and U.S. stock indexes. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Funds or received by the Funds in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to -market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering their obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the fiscal year ended August 31, 2026. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with Phillip Capital, Inc. and StoneX Financial, Inc. acting as the futures commission merchants.

Notes to Financial Statements

August 31, 2026

Basis for Consolidation for the Funds (HFGM ETF, HFMF ETF, and HFND ETF Only) – Each applicable Fund may invest up to 25% of its total assets in its respective Subsidiary that is wholly-owned by the applicable Fund and organized under the laws of the Cayman Islands, the Unlimited HFGM Cayman Subsidiary (“HFGM CFC”), Unlimited HFMF Cayman Subsidiary (“HFMF CFC”), and Unlimited HFND Cayman Subsidiary (“HFND CFC”), respectively (each, a “Subsidiary”, and collectively, the “Subsidiaries”). The Subsidiaries will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Funds, the Subsidiaries may invest without limitation in futures contracts; however, the Subsidiaries will comply with the same 1940 Act requirements that are applicable to the Funds’ transactions in derivatives. In addition, the Subsidiaries will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Funds. Unlike the Funds, the Subsidiaries will not seek to qualify as RICs under the Code. The Funds are the sole investor in their respective Subsidiaries and do not expect the shares of the Subsidiaries to be offered or sold to other investors. All inter-company accounts and transactions have been eliminated in the consolidation of the Funds and their Subsidiaries.

Each applicable Fund’s investment in its Subsidiary as of August 31, 2026 was as follows:

Fund	Subsidiary	Net Assets	% of Fund
HFGM ETF	HFGM CFC	$9,105,252	6.1%
HFMF ETF	HFMF CFC	970,071	3.8%
HFND ETF	HFND CFC	136,435	0.4%

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Deposits at Brokers - Deposits at brokers for futures contracts, forward currency contracts, and securities sold short represent amounts that are held by third parties under certain of the Funds’ derivative transactions. Such cash is excluded from cash and cash equivalents in the Consolidated Statements of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporation (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Notes to Financial Statements

August 31, 2026

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Notes to Financial Statements

August 31, 2026

Short Sales - Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. A Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. Each Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. The Funds will be required to pledge their liquid assets to the broker to secure their performance on short sales. As a result, the assets pledged may not be available to meet the Funds’ need for immediate cash or other liquidity. In addition, the Funds may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with each Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Funds to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of each Fund.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to controlled foreign corporation (“CFC”) adjustments, equalization, and redemption in kind. For the fiscal year ended August 31, 2026, the following adjustments were made:

		Total Distributable
Fund	Paid-In Capital	Earnings/(Accumulated Losses)
HFEQ ETF	$ 558,625	$ (558,625)
HFGM ETF	105,150	(105,150)
HFMF ETF	-	-
HFND ETF	817,115	(817,115)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Cayman Subsidiary Risk (HFGM ETF, HFMF ETF, and HFND ETF Only). By investing in the Subsidiary, each applicable Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Futures contracts and swap agreements held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the applicable Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the applicable Funds and/or the Subsidiaries to continue to operate as each does currently and could adversely affect the applicable Funds.

Commodity Risk (HFGM ETF, HFMF ETF, and HFND ETF Only). Underlying ETFs that invest in the commodities markets may be subject to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Notes to Financial Statements

August 31, 2026

Currency ETF Risk (HFGM ETF and HFMF ETF Only). Currency ETFs in which the applicable Funds invest will determine their NAV in U.S. dollars. A Currency ETF’s NAV could decline if the currency of one or more of the non-U.S. markets in which the Currency ETF invests depreciates against the U.S. dollar and the depreciation of one currency is not offset by appreciation in another currency and/or the Currency ETF’s attempt to hedge currency exposure to the depreciating currency or currencies is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency. In addition, fluctuations in the exchange rates of currencies could affect the economy or particular business operations of companies in a geographic region, including securities in which the Currency ETF invests, causing an adverse impact on the Currency ETF’s investments in the affected region and the United States. As a result, investors (such as the Funds) have the potential for losses regardless of the length of time they intend to hold Currency ETF Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Currency ETF’s NAV may change quickly and without warning.

Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns data, and therefore each Fund’s investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported create additional lag. The Sub-Adviser expects that these structural lags will create divergence between a Fund’s returns and the corresponding hedge fund sector’s returns.

Derivatives Risk. A Fund’s or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Fund or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Emerging Markets Risk. One or more of the applicable Funds may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Funds to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the applicable Fund to decline in value.

Equity Market Risk. The equity securities held by a Fund or by the Underlying ETFs in which such Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries or sectors in which a Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in a Fund’s portfolio or an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events or government controls.

Notes to Financial Statements

August 31, 2026

Exchange Traded Fund (“ETF”) Risk.

•      Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•      Cash Redemption Risk. The Funds’ investment strategies may require them to redeem Shares for cash or to otherwise include cash as part of their redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize a capital gain that they might not have recognized if they had made a redemption in-kind. As a result, the Funds may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

•      Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•      Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Funds’ NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•      Trading. Although Shares are listed for trading on a national securities exchange, such as the New York Stock Exchange LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Notes to Financial Statements

August 31, 2026

Factor Risk. The market may reward certain factors (such as value, momentum) for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Fixed-Income Securities Risk (HFGM ETF, HFMF ETF, and HFND ETF Only). Each Fund may invest in Underlying ETFs that invest in fixed-income securities. The prices of fixed-income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer, and other factors. An increase in prevailing interest rates typically causes the value of existing fixed-income securities to fall and often has a greater impact on longer-duration and/or higher-quality fixed-income securities. Falling interest rates will cause an Underlying ETF to reinvest the proceeds of fixed-income securities that have been repaid by the issuer at lower interest rates and may also reduce such Underlying ETF’s distributable income because interest payments on floating-rate fixed-income instruments held by the Underlying ETF will decline. A Fund could lose money on indirect investments in fixed-income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

Foreign Securities Risk. Foreign securities held by Underlying ETFs in which a Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, a Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Futures Contracts Risk. A Fund or an Underlying ETF may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for a Fund or an Underlying ETF, as applicable, to make daily cash payments to maintain its required margin, particularly at times when such Fund or Underlying ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

Notes to Financial Statements

August 31, 2026

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in a Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price a Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Underlying ETFs’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events and government controls.

High Portfolio Turnover Risk. The Indices (as defined in the prospectus) have historically had high portfolio turnover rates. As a result, each Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in a Fund due to an increase in short-term capital gains.

High-Yield Securities Risk. One or more of the applicable Funds may invest in Underlying ETFs that hold fixed-income securities rated below-investment-grade. Securities rated below-investment-grade are often referred to as high-yield securities or “junk bonds.” Investments in lower-rated corporate-debt securities typically entail greater price volatility and principal and income risk. High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of high-yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments.

Machine Learning, Model and Data Risk. Each Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of each Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). As of the date of the Prospectus, the Sub-Adviser’s machine learning models have not formed the basis of actual investments by the Sub-Adviser. To the extent the machine learning process does not perform as designed or as intended, a Fund’s strategy may not be successfully implemented, and such Fund may lose value. Similarly, when Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for a Fund that would not have been made had the Models and Data been correct and complete.

Management Risk. Each Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for such Fund. In addition, each Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which a Fund invests hold securities of large-, mid- and small-capitalization companies.

•	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large- capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

Notes to Financial Statements

August 31, 2026

•	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Newer Fund Risk (HFEQ ETF, HFGM ETF, and HFMF ETF Only). Each Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Non-Diversification Risk (HFEQ ETF, HFGM ETF, and HFMF ETF Only). Because each Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause a Fund’s overall value to decline to a greater degree than if such Fund held a more diversified portfolio.

Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Short Selling Risk. Each Fund may make short sales of securities of Underlying ETFs, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose a Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to such Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Swap Agreement Risk . A Fund or an Underlying ETF may invest in swap agreements. Swap agreements could result in losses if the underlying asset or reference does not perform as anticipated. Swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Funds (or the Underlying ETFs) may lose money.

Tax Risk (HFGM ETF, HFMF ETF, and HFND ETF Only). The federal income tax treatment of the Funds’ income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Funds’ investment company taxable income and/or net capital gains and, therefore, the distributions they make. If the applicable Funds failed the source of income test for any taxable year but were eligible to and did cure the failure, they could incur potentially significant additional federal income tax expenses. If, on the other hand, the applicable Funds failed to qualify as RICs for any taxable year and were ineligible to or otherwise did not cure the failure, they would be subject to federal income tax at the fund-level on their taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that their income available for distribution to shareholders would be reduced and distributions from their current or accumulated earnings and profits would generally be taxable to their shareholders as dividend income.

Notes to Financial Statements

August 31, 2026

Underlying ETFs Risks. The Funds will incur higher and duplicative expenses because they invest in Underlying ETFs. There is also the risk that the Funds may suffer losses due to the investment practices of the Underlying ETFs. The Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

Volatility Risk (HFEQ ETF, HFGM ETF, and HFMF ETF Only). Each Fund seeks to achieve a higher level of volatility than its target hedge fund industry sector, which may result in substantial price fluctuations over short periods. As a result, the value of a Fund’s investments may rise or fall significantly, and investors should be prepared for increased levels of volatility compared to traditional equity funds. While each Fund aims to manage this volatility, there is no guarantee that it will achieve its desired volatility level, and market conditions may cause even greater fluctuations in such Fund’s performance. The use of derivatives such as futures contracts and swaps introduces additional risks, which may amplify the effects of volatility and lead to significant losses.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser also serves as investment adviser to the Subsidiaries pursuant to advisory agreements between the Adviser and the Subsidiaries (the “Subsidiary Advisory Agreements”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiaries and is not entitled to any compensation under the Subsidiary Advisory Agreements.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
HFEQ ETF	0.95%
HFGM ETF	0.95%
HFMF ETF	0.95%
HFND ETF	0.95%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the fiscal year ended August 31, 2026 are disclosed in the Statements of Operations.

Notes to Financial Statements

August 31, 2026

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for all or a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser a corresponding share of the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023 -07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated its business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period for the HFEQ ETF.

Notes to Financial Statements

August 31, 2026

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, in-kind transactions, and purchases and sales of the Subsidiaries were as follows:

Fund	Purchases	Sales
HFEQ ETF	$52,274,101	$53,322,580
HFGM ETF	$103,500,803	$154,311,527
HFMF ETF	$-	$-
HFND ETF	$55,406,717	$55,649,209

For the fiscal year ended August 31, 2026, there were no purchases or sales of U.S. government securities.

For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
HFEQ ETF	$12,626,222	$6,128,162
HFGM ETF	$41,878,738	$1,466,227
HFMF ETF	$-	$-
HFND ETF	$9,838,555	$7,291,938

Notes to Financial Statements

August 31, 2026

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year ended August 31, 2026 and the prior fiscal periods ended August 31, 2025 were as follows:

Distributions paid from:	August 31, 2026	August 31, 2025
HFEQ ETF
Ordinary Income	$901,816	$–
Tax Exempt Income	–	–
Long-Term Capital Gains	966,986	–
Return of Capital	–	–
HFGM ETF
Ordinary Income	$6,393,236	$–
Tax Exempt Income	–	–
Long-Term Capital Gains	961,314	–
Return of Capital	–	–
HFMF ETF
Ordinary Income	$271,031	$–
Tax Exempt Income	–	–
Long-Term Capital Gains	21,878	–
Return of Capital	–	–
HFND ETF
Ordinary Income	$1,333,246	$1,186,418
Tax Exempt Income	–	–
Long-Term Capital Gains	327,599	–
Return of Capital	–	–

As of the fiscal year ended August 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	HFEQ ETF	HFGM ETF	HFMF ETF	HFND ETF
Cost of investments(a)	$16,444,831	$110,915,847	$21,439,532	$35,153,216
Gross tax unrealized appreciation	873,083	187,500	—	1,097,891
Gross tax unrealized depreciation	(105,772)	(337,951)	—	(101,384)
Net tax unrealized appreciation (depreciation)	767,311	(150,451)	—	996,507
Undistributed ordinary income (loss)	846,812	3,739,513	1,252,554	1,289,297
Undistributed long-term capital gain (loss)	74,529	—	—	39,009
Other accumulated gain (loss)	(10,973)	(1,245,937)	(1,727,444)	1,034
Total distributable earnings/(accumulated losses)	$1,677,679	$2,343,125	$(474,890)	$2,325,847

(a)       The difference between book and tax-basis unrealized appreciation is primarily due to wash sales.

Notes to Financial Statements

August 31, 2026

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal year ended August 31, 2026, the Funds had not elected to defer any post-October or late-year losses.

As of August 31, 2026, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
HFEQ ETF	$—	$—
HFGM ETF	—	(1,146,557)
HFMF ETF	(690,977)	(1,036,468)
HFND ETF	—	—

HFEQ ETF utilized capital loss carryforwards of $56,324 during the fiscal year ended August 31, 2026.

NOTE 8 - SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $500 for the HFEQ ETF and HFGM ETF and $300 for the HFMF ETF and HFND ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

Notes to Financial Statements

August 31, 2026

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which did not have a material impact on the Funds’ financial statements or disclosures.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Unlimited ETFs and

Board of Trustees of Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and futures contracts, of the funds listed below (the “Funds”), each a series of Tidal Trust I, as of August 31, 2026, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Unlimited HFEQ Equity Long/Short ETF and Unlimited HFMF Managed Futures ETF*	For the year ended August 31, 2026	For the year ended August 31, 2026 and the period from July 14, 2025 (commencement of operations) through August 31, 2025
Unlimited HFGM Global Macro ETF*	For the year ended August 31, 2026	For the year ended August 31, 2026 and the period from April 14, 2025 (commencement of operations) through August 31, 2025
Unlimited HFND Multi-Strategy Return Tracker ETF*	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, and 2024 and the period from October 10, 2022 (commencement of operations) through August 31, 2023

* The financial statements referred to throughout are consolidated.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

October 30, 2026

Other Non-Audited Information

August 31, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Unlimited HFEQ Equity Long/Short ETF	8.76%
Unlimited HFGM Global Macro ETF	0.00%
Unlimited HFMF Managed Futures ETF	0.00%
Unlimited HFND Multi-Strategy Return Tracker ETF	21.97%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026, was as follows:

Unlimited HFEQ Equity Long/Short ETF	4.02%
Unlimited HFGM Global Macro ETF	0.00%
Unlimited HFMF Managed Futures ETF	0.00%
Unlimited HFND Multi-Strategy Return Tracker ETF	7.32%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended August 31, 2026, was as follows:

Unlimited HFEQ Equity Long/Short ETF	0.00%
Unlimited HFGM Global Macro ETF	0.00%
Unlimited HFMF Managed Futures ETF	0.00%
Unlimited HFND Multi-Strategy Return Tracker ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 5, 2026

* Print the name and title of each signing officer under his or her signature.